Convertible Notes (Details) - USD ($)															1 Months Ended										2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 02, 2021	May 24, 2021	May 03, 2021	Apr. 15, 2021	Apr. 14, 2021	Apr. 13, 2021	Feb. 11, 2021	Feb. 11, 2021	Feb. 07, 2021	Feb. 07, 2021	Feb. 04, 2021	Feb. 04, 2021	Jan. 14, 2021	Dec. 11, 2020	May 28, 2021	May 19, 2021	Apr. 27, 2021	Feb. 19, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 16, 2021	Jan. 19, 2021	Dec. 22, 2020	Nov. 20, 2020	Feb. 19, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Feb. 23, 2021	Feb. 09, 2021	Jan. 21, 2021
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																										$ 0.0001		$ 0.0001
Purchase price																												$ 5,940,000
Issuance of ordinary shares (in Shares)																186,326				508,738	256,103							120,000	453,459	255,236	115,890
Convertible notes, description											(a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #5 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid or a Triggering Event ceases.
Conversion price (in Dollars per share)															$ 1.08
Additional paid-in-capital																										$ 7,358,946
Interest expense related to amortization of debt discount																										$ 1,939,490	$ 0
Convertible Promissory Notes [Member]
Convertible Notes (Details) [Line Items]
Convertible notes											$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 500,000									$ 500,000	$ 500,000				$ 6,000,000
Ordinary shares, par value (in Dollars per share)																												$ 0.0001
Purchase price											$ 970,000		$ 970,000	$ 485,000									$ 485,000	$ 485,000
Issuance of ordinary shares (in Shares)	370,979		463,597	1,679,388	1,679,388	567,590							50,000		185,679	187,214	467,529
Annual interest rate											5.00%		5.00%	5.00%									5.00%	5.00%				5.00%
Maturity term											12 months		12 months	12 months									12 years	12 years				12 months
Convertible notes, description													(a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #4 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #4 is fully repaid or a Triggering Event ceases.	(a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #2 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #2 is fully repaid or a Triggering Event ceases.									(a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #3 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #3 is fully repaid or a Triggering Event ceases.	(a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share. If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note #1 beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #1 is fully repaid or a Triggering Event ceases.				(a) $2.75 per share or (b) 88.0% of the lowest daily VWAP (dollar volume-weighted average price of the Ordinary Shares on the NASDAQ Capital Market (as reported by Bloomberg) during the 10 trading days prior to the conversion date, but not lower than $1.08 per share. If the daily VWAP is less than $1.08 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”), the Company would make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note #6 is fully repaid or a Triggering Event ceases.
Fixed conversion price (in Dollars per share)											$ (2.69)	$ (2.69)	$ (2.69)	$ (2.69)									$ (2.69)	$ (2.69)				$ (2.75)
Conversion date	Jun. 02, 2021	May 24, 2021	Apr. 27, 2021			Apr. 12, 2021	Feb. 11, 2021		Feb. 07, 2021			Feb. 04, 2021			May 27, 2021	May 18, 2021	Apr. 25, 2021	Feb. 19, 2021		Feb. 18, 2021					Jan. 19, 2021
Accrued interest	$ 400,657.53			$ 2,250,719.18	$ 2,250,719.18	$ 760,684.93		$ 505,753.42		$ 504,041.1	$ 300,657.53				$ 200,534.25	$ 202,191.78	$ 504,931.51		$ 1,002,191.78		$ 100,465,753	$ 201,986.3
Conversion price (in Dollars per share)	$ 1.08		$ 1.08	$ 1.3402	$ 1.3402	$ 1.3402	$ 1.9748	$ 1.9748	$ 1.9748	$ 1.9748	$ 1.9748	$ 1.9748				$ 1.08	$ 1.08	$ 2.2101	$ 2.2101		$ 1.9748	$ 1.7429			$ 2.2101
Conversion date				Apr. 13, 2021	Apr. 13, 2021
Unpaid debenture and accrued interest		$ 201,232.88	$ 500,684.93
Closed Block Operations, Change in Policyholder Benefits and Interest Credited to Policyholder Account Balances		$ 1.08
Convertible Debt One [Member]
Convertible Notes (Details) [Line Items]
Issuance of ordinary shares (in Shares)			463,470
Conversion date			Apr. 29, 2021
Accrued interest			$ 500,547.95
Conversion price (in Dollars per share)			$ 1.08
Convertible Debt Two [Member]
Convertible Notes (Details) [Line Items]
Issuance of ordinary shares (in Shares)			463,533
Conversion date			May 02, 2021
Accrued interest			$ 500,616.44
Conversion price (in Dollars per share)			$ 1.08